Fees Summary	Aug. 26, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 334,000
Previously Paid Amount	0.00
Total Fee Amount	49.30
Total Offset Amount	0.00
Net Fee	49.30
Narrative - Max Aggregate Offering Price	$ 334,000
Final Prospectus	true